SHARE CAPITAL (Narrative - Share-based Compensation ) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	May 31, 2015
New option plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares available for grant	989,858
Number of shares authorized under the plan			2,690,694
Share Options [Member] | Employees and Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of options and RSUs granted	$ 2,049	$ 3,422
Share Options [Member] | Consultants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of options and RSUs granted	$ 23